General - Additional Information (Detail) (Sun Pharmaceutical Industries Ltd. [Member], USD $)	12 Months Ended
	Mar. 31, 2013	Aug. 31, 2012	Oct. 18, 2011
Sun Pharmaceutical Industries Ltd. [Member]
General [Line Items]
Number of shares owned by majority share holder	29,497,933
Percentage of shares owned by majority share holder	65.90%
Vote attributable to share equity	77.30%
Proposed acquisition of issued and outstanding shares			$ 24.50
Merger price per share		$ 39.50